Uncategorized Items
[dei_TradingSymbol]	RNCOX	RNCIX	RNDLX	RNSIX	RNEOX	RNDIX	RNBWX	RNOTX	RNHIX
[rivernorth_DividendAndInterestExpenseShortSales]										0.0002
[rr_AcquiredFundFeesAndExpensesOverAssets]										0.0002		0.0104	[footnoterivernorth_S000013779AcquiredFundFeesandE0001]	0.0104	[footnoterivernorth_S000013779AcquiredFundFeesandE0001]	0.0049	[footnoterivernorth_S000030798AcquiredFundFeesandE0004]	0.0049	[footnoterivernorth_S000030798AcquiredFundFeesandE0004]	0.0092	[footnoterivernorth_S000037672AcquiredFundFeesandE0005]	0.0092	[footnoterivernorth_S000037672AcquiredFundFeesandE0005]	0.0045	[footnoterivernorth_S000039038AcquiredFundFeesandE0003]	0.0045	[footnoterivernorth_S000039038AcquiredFundFeesandE0003]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2007]												0.0967
[rr_AnnualReturn2008]												(0.2755)
[rr_AnnualReturn2009]												0.4891
[rr_AnnualReturn2010]												0.175
[rr_AnnualReturn2011]												(0.0218)						0.112
[rr_AnnualReturn2012]												0.1457						0.1266
[rr_AnnualReturn2013]										0.0718		0.1539						0.0025				0.2601				0.0489
[rr_AnnualReturn2014]										0.0188		0.0628						0.0849				0.1084				0.0302
[rr_BarChartAndPerformanceTableHeading]																												Performance	Performance	Performance	Performance	Performance
[rr_BarChartClosingTextBlock]	Highest/Lowest quarterly results during this time period were – Class R Shares:
Best Quarter:	2nd Quarter, 2009	22.84%
Worst Quarter:	3rd Quarter, 2008	-15.04%
Highest/Lowest quarterly results during this time period were – Class I Shares:
Best Quarter:	3rd Quarter, 2012	4.66%
Worst Quarter:	2nd Quarter, 2013	-2.80%
Highest/Lowest quarterly results for Class I Shares during this time period were:
Best Quarter:	1st Quarter, 2013	9.98%
Worst Quarter:	3rd Quarter, 2014	-1.47%
Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2013	3.77%
Worst Quarter:	3rd Quarter, 2014	-1.05%
Highest/Lowest quarterly results for Class I Shares during this time period were:
Best Quarter:	4th Quarter, 2013	4.25%
Worst Quarter:	2nd Quarter, 2013	-2.82%

[rr_BarChartHeading]																												Calendar Year Total Returns through December 31, 2014 – Class R Shares	Calendar Year Total Returns through December 31, 2014 – Class I Shares	Calendar Year Total Returns through December 31, 2014 – Class I Shares	Calendar Year Total Returns through December 31, 2014	Calendar Year Total Returns through December 31, 2014 – Class I Shares
[rr_BarChartHighestQuarterlyReturn]																																	0.2284	0.0466	0.0998	0.0377	0.0425
[rr_BarChartHighestQuarterlyReturnDate]																												Jun. 30, 2009	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
[rr_BarChartLowestQuarterlyReturn]																																	(0.1504)	(0.028)	(0.0147)	(0.0105)	(0.0282)
[rr_BarChartLowestQuarterlyReturnDate]																												Sep. 30, 2008	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Jun. 30, 2013
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]										0.0025		0.0025		0		0.0025		0		0.0025		0		0.0025		0
[rr_ExpenseExampleHeading]																												Example	Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]																																						244	219	168	143	255	230	187	208	183
[rr_ExpenseExampleYear03]																																						751	676	520	443	923	848	608	651	575
[rr_ExpenseExampleYear05]																																						1,285	1,159	896	765	1,614	1,492	1,054	1,119	991
[rr_ExpenseExampleYear10]																																						2,742	2,489	1,952	1,678	3,452	3,218	2,292	2,414	2,152
[rr_ExpenseHeading]																												Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]																												This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]																												Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.		Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[rr_ExpensesOverAssets]										0.0197		0.0241		0.0216		0.0165		0.014		0.032		0.0295		0.0209		0.0184
[rr_FeeWaiverOrReimbursementOverAssets]										(0.0014)	[footnoterivernorth_S000038513TheFundsadviserhasco0002]									(0.0068)	[footnoterivernorth_S000037672TheFundsadviserhasco0005]	(0.0068)	[footnoterivernorth_S000037672TheFundsadviserhasco0005]	(0.0004)	[footnoterivernorth_S000039038TheFundsadviserhasco0003]	(0.0004)	[footnoterivernorth_S000039038TheFundsadviserhasco0003]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																														2016-01-31	2016-01-31	2016-01-31
[rr_HighestQuarterlyReturnLabel]																												Best Quarter:	Best Quarter:	Best Quarter:	Best Quarter:	Best Quarter:
[rr_LowestQuarterlyReturnLabel]																												Worst Quarter:	Worst Quarter:	Worst Quarter:	Worst Quarter:	Worst Quarter:
[rr_ManagementFeesOverAssets]										0.01		0.01		0.01		0.0075		0.0075		0.01		0.01		0.01		0.01
[rr_NetExpensesOverAssets]										0.0184										0.0252	[footnoterivernorth_S000037672TheFundsadviserhasco0005]	0.0227	[footnoterivernorth_S000037672TheFundsadviserhasco0005]	0.0205		0.018
[rr_ObjectiveHeading]																												Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]																												The Fund’s investment objective is long-term capital appreciation and income.	The Fund’s investment objective is current income and overall total return.	The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.	The Fund’s investment objective is total return with lower volatility than the Standard and Poor’s 500 Index.	The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.
[rr_OperatingExpensesCaption]																												(expenses that you pay each year as a percentage of the value of your investment)	(expenses that you pay each year as a percentage of the value of your investment)	(expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	(expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]										0.0068		0.0012		0.0012		0.0016		0.0016		0.0103		0.0103		0.0039		0.0039
[rr_PerformanceAvailabilityPhone]																												1.888.848-7569	1.888.848-7569	1.888.848-7569	1.888.848-7569	1.888.848-7569
[rr_PerformanceAvailabilityWebSiteAddress]																												www.RiverNorth.com	www.RiverNorth.com	www.RiverNorth.com	www.RiverNorth.com	www.RiverNorth.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]																												This information provides some indication of the risks of investing in the Fund.	The bar chart below shows how the Fund’s investment results have varied from year to year.	The bar chart below shows how the Fund’s investment results have varied from year to year.	The bar chart below shows how the Fund’s investment results have varied from year to year.	This information provides some indication of the risks of investing in the Fund.
[rr_PerformanceNarrativeTextBlock]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1.888.848-7569.

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1.888.848-7569.

On November 20, 2013, the Board of Trustees of RiverNorth Funds voted to approve the termination of the subadvisory agreement between RiverNorth Capital Management, LLC and Manning & Napier Advisors, LLC related to the Fund. Effective January 1, 2014, RiverNorth Capital Management, LLC took over full management of the Fund and the Fund’s name changed from the RiverNorth/Manning & Napier Dividend Income Fund to the RiverNorth Equity Opportunity Fund.

Prior to January 28, 2014, the Fund, operating under a different name, was required to pursue its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying securities. The performance shown prior to January 28, 2014 represents performance of the Fund’s strategy utilizing the prior 80% policy, during which time a portion of the Fund’s assets was managed by Manning & Napier Advisors, LLC.

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1.888.848-7569.

Prior to January 28, 2014, the Fund, operating under a different name, was required to pursue its objective by investing at least 80% of the Fund’s net assets, plus borrowings for investment purposes, in a portfolio of common stocks, preferred stocks and options on those securities. The performance shown prior to January 28, 2014 represents performance of the Fund’s strategy utilizing the prior 80% policy.

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1.888.848-7569.

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorth.com or by calling 1.888.848-7569.

[rr_PerformancePastDoesNotIndicateFuture]																												Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
[rr_PerformanceTableClosingTextBlock]

*  The inception date for Class I Shares was August 11, 2014; therefore, performance information for Class I Shares is not reported.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Standard & Poor's 500 Index is the Fund's primary benchmark. The Blend Index is calculated by the adviser and consists of 60% Standard & Poor's 500 Index ("S&P 500 Index") and 40% Barclays Capital U.S. Aggregate Bond Index (“Barclays Index”). The Blend Index is representative of a broader market and range of securities than are found in the Fund’s portfolio. The 60/40 blend reflects the typical mix of equity and fixed income exposure in the Fund. The 60/40 blend is not subject to change based on the actual investments in the Fund. The S&P 500 Index consists of 500 stocks and is a widely recognized common measure of the performance of the overall U.S. stock market. The Barclays Index measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Barclays Index assumes reinvestment of all distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

The Barclays Capital U.S. Aggregate Bond Index (“Barclays Index”) measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Barclays Index assumes reinvestment of all distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Bank of America/Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the Bank or America/Merrill Lynch Global High Yield index from developed markets countries but cap issuer exposure at 2%. Developed Markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

CSFB Leveraged Loan Index is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

[rr_PerformanceTableExplanationAfterTaxHigher]																												If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.		If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[rr_PerformanceTableHeading]																												Average Annual Total Returns (Class R Shares as of December 31, 2014)*	Average Annual Total Returns (as of December 31, 2014)	Average Annual Total Returns (as of December 31, 2014)	Average Annual Total Returns (as of December 31, 2014)	Average Annual Total Returns (as of December 31, 2014)
[rr_PerformanceTableNotRelevantToTaxDeferred]																												After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]																												After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]																												Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																	0.46	0.56	1.07	3.18	0.91
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. For the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]										(0.02)		(0.02)		(0.02)		(0.02)		(0.02)		(0.02)		(0.02)		(0.02)		(0.02)
[rr_RiskHeading]																												Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]																												The Fund’s returns will vary and you could lose money on your investment in the Fund.	The Fund’s returns will vary and you could lose money on your investment in the Fund.	The Fund’s returns will vary and you could lose money on your investment in the Fund.	The Fund’s returns will vary and you could lose money on your investment in the Fund.	The Fund's returns will vary and you could lose money on your investment in the Fund.
[rr_RiskNarrativeTextBlock]

All mutual funds carry a certain amount of risk. The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are some specific risks of investing in the Fund.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Underlying Funds in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the Underlying Funds. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Exchange-Traded Note Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund’s right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield securities, also known as “junk bonds.” Fixed income securities increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

REIT Risk. The value of Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Smaller Company Risk. Smaller companies, typically those with market capitalizations of $1 billion or less, involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, and the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

All mutual funds carry a certain amount of risk. The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below is a summary of the principal risks of investing in the Fund.

Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets (whether tangible or intangible) underlying a security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Borrowing Risk. The Fund may borrow amounts up to one-third of the value of total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Defaulted Securities Risk. Defaulted securities carry with them the risk of the uncertainty of repayment and obligations of the distressed issuers.

Derivatives Risk. To the extent the Fund invests in derivative securities, there is the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Exchange-Traded Note Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund’s right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield junk bonds. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk. If the Fund invests in illiquid assets, or if assets become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser’s judgments will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Mortgage-Backed Securities Risk. Mortgage-backed securities have several risks, including:

• Credit and Market Risks of Mortgage-Backed Securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

• Prepayment Risk of Mortgage-Backed Securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

• Extension Risk of Mortgage-Backed Securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

• Inverse Floater, Interest- and Principal-Only Securities Risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

• Illiquidity of Mortgage Markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Rating Agency Risk. Ratings agencies such as S&P, Moody’s or other NRSROs provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security.

REIT Risk. The value of equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, and the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below is a summary of the principal risks of investing in the Fund.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Currency Risk. To the extent that the Fund invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield securities, also known as “junk bonds.” Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk. Some of the related risks of fixed income securities include:

• Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.

• High Yield Securities/Junk Bond Risk. The Fund may invest in Underlying Funds that invest in high yield securities, also known as “junk bonds.” High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal.

• Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. All U.S. Government obligations are subject to interest rate risk.

• Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

• Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to Underlying Funds. Underlying Funds charge their own management and operating fees. This may cause the Fund to underperform funds that do not allocate their assets to Underlying Funds.

Large- and Mid-Cap Risk. Both large-and mid-cap companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies as a result of having limited product lines or financial resources. Underlying Funds investing in these companies may exhibit similar volatility or characteristics.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk. The adviser’s judgment about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgments will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Preferred Stock Risks. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Smaller Company Risk. The Fund, directly or indirectly through Underlying Funds, may invest in smaller capitalization companies (companies with market capitalizations of $1 billion or less). The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the Fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Fund may also invest in Underlying Funds that are actively managed, or utilize leverage in their portfolios. The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may invest in closed-end funds that elect to be treated as Business Development Companies (BDCs), which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for raising capital.

The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are the specific risks of investing in the Fund.

Exchange Traded Fund Risk. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Focused Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Foreign Investing/ADR Risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Large Company Risk. Because the Fund focuses on securities and options on securities of larger more liquid companies, the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals, which may affect the price of the securities.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mid Cap Risk. The Fund may invest in mid cap companies and bears the risk that the Fund’s investment in mid cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified mutual fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Options Risk. A decision as to when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Long put options may expire worthless. Selling covered call options will limit the Fund's gain, if any, on the underlying securities.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Tax Risk. It is expected that most or all of the capital gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing. In addition, current tax laws are subject to change.

Transaction Cost Risk. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage charges than those associated with an average equity mutual fund. The transaction costs increase the cost of investing in the Fund.

All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below is a summary of the principal risks of investing in the Fund.

Borrowing Risk. The Fund may borrow amounts up to one-third of the value of total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

Closed-End Fund Risk. The Fund invests in closed-end investment companies or funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Derivatives Risk. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary security transactions. If the sub-adviser is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the sub-adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected.

Currency Risk. To the extent that the Fund invests in securities denominated in, or whose issuers receive revenue in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Distressed and Defaulted Securities Risk. Investments, through loans or otherwise, in securities of financially distressed companies involve substantial risks. These risks are often greater than those associated with below investment grade securities because of the uncertainties of investing in the issuer undergoing the financial distress. These securities may present a substantial risk of default or may be in default at the time of investment. The sub-adviser's judgments about the credit quality of the borrower or issuer and the relative value of its securities may prove to be wrong.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock. Convertible stocks can also fluctuate based on the issuer’s credit rating or creditworthiness and may be subject to call or redemption by the issuer. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited. Rights and warrants have not voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Fixed Income Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Below investment grade bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to below investment grade bond issuers, the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Floating Interest Rate Risk. Most of the loans to be purchased by the Fund will pay interest based on the London Interbank Offered Rate (LIBOR). A decline in LIBOR could negatively impact the expected return of the Fund’s portfolio.

Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to three different strategies, investing in closed-end funds, high yield securities and senior or secured loans. This may cause the Fund to underperform funds that do not limit their investments to these three strategies during periods when these strategies underperform other types of investments.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Loans Risk. Secured loans hold senior positions in the capital structure of a business, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower. The secured loans in which the Fund will invest may be rated below investment grade or may also be unrated. Below investment grade quality instruments are those that, at the time of investment, are rated Ba1 or lower by Moody’s and BB+ or lower by S&P or Fitch, or if unrated, are determined by the adviser or sub-adviser to be of comparable quality. As a result, the risks associated with secured loans are similar to the risks of below investment grade instruments, although secured loans are senior and secured in contrast to other below investment grade instruments, which are often subordinated or unsecured. Nevertheless, if a borrower under a secured loan arrangement defaults, becomes insolvent or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the secured loan or nothing at all. Secured loans are subject to a number of risks described elsewhere in this section, including credit risk, liquidity risk, below investment grade instruments risk and management risk.

Although the secured loans in which the Fund will invest will be secured by collateral, there can be no assurance that the Fund will have first-lien priority in such collateral or that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a secured loan. In the event of a decline in the value of the already pledged collateral, if the terms of a secured loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the secured loans. To the extent that a secured loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those secured loans that are under-collateralized involve a greater risk of loss.

In general, the secondary trading market for secured loans is not fully-developed. No active trading market may exist for certain secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Management Risk. The adviser’s and sub-adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s or sub-adviser's judgments will produce the desired results.

Market Risk. Overall equity and debt market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels, and political events affect the securities and loan markets.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. Distributions resulting from short-term trading may be taxed at less favorable rates.

Preferred Stock Risks. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of issuers of securities and loans in the Fund’s portfolio.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of Underlying Funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. In addition, certain closed-end funds utilize leverage in their portfolios. This use of leverage could subject the Underlying Fund, and indirectly, the Fund, to increased risks including increased volatility in the price of the Underlying Fund shares.

Valuation Risk. Unlike publicly traded common stock which trades on national exchanges, there is no central exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock.

[rr_RiskNondiversifiedStatus]																															Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified mutual fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
[rr_RiskNotInsuredDepositoryInstitution]																												An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
[rr_RiskReturnHeading]																												SUMMARY SECTION	SUMMARY SECTION	SUMMARY SECTION	SUMMARY SECTION	SUMMARY SECTION
[rr_ShareholderFeesCaption]																												Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]																												Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund’s adviser will allocate the Fund’s investments among equities, fixed income securities, and cash and cash equivalents. The adviser may allocate to the various asset classes either through the purchase of closed-end investment companies and exchange traded funds (“ETFs” and collectively, with open-end mutual funds, “Underlying Funds”) or through direct investment in the various securities. The adviser considers a number of factors when making these allocations, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, fixed income securities and cash and cash equivalents will vary. However, the adviser expects that, under normal circumstances, approximately 40%-80% of the Fund’s assets will be allocated to equity related securities, without regard to market capitalization, style and sector. Fixed income related securities of any maturity and credit quality are expected to comprise, under normal circumstances, approximately 20%-60% of the Fund’s investment portfolio, which may include investments in debt securities rated below investment grade. The Fund does not expect to directly invest in securities rated below B- by Moody’s Investor Services, Inc., (securities rated below BBB by Standard & Poor's are commonly referred to as “junk bonds”), although it may invest in Underlying Funds that hold securities rated below B- or that are in default.

To achieve exposure to the asset classes discussed above, the Fund will typically invest more than 50% of its assets in Underlying Funds. The remaining portion of the Fund’s assets will be invested in individual equity and fixed income securities and real estate investment trusts (“REITs”), limited partnerships and structured securities, such as collateralized mortgage and debt obligations. REITs are companies that invest in real estate either directly or through mortgage securities. Collateralized mortgage obligations are securities that are backed by a pool of mortgage instruments and collateralized debt obligations are securities backed by a pool of bonds, debt or other assets. The Fund may invest directly in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. The Fund may also invest in structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchased by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (“ADRs”). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. The Fund may also invest in Underlying Funds that hold foreign securities or ADRs. The Fund may also seek to realize additional gains or hedge investments by selling a security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may liquidate positions in order to change the Fund’s asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security. Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser’s target price.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

The Fund’s adviser, after consultation with the sub-adviser, allocates the Fund’s assets among three principal strategies: Tactical Closed-end Fund Income strategy, Core Fixed Income strategy, and Opportunistic Income strategy. The amount allocated to each of the principal strategies may change depending on the adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The adviser determines which portion of the Fund’s assets is allocated to each strategy based on market conditions, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the three strategies at any given time. The adviser manages the Tactical Closed-end Fund Income strategy. The sub-adviser manages the Core Fixed Income and Opportunistic Income strategies.

The adviser’s and sub-adviser’s security selection process is described below. The adviser or sub-adviser may liquidate positions in order to implement a change in the adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. This may result in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the adviser, or sub-adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the adviser or sub-adviser, as applicable.

Tactical Closed-end Fund Income Strategy

In implementing the Fund’s Tactical Closed-end Fund Income strategy, the adviser allocates that portion of the Fund’s investments among closed-end investment companies and exchange traded funds (“ETFs” and collectively, “Underlying Funds”) that invest primarily in income producing securities. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The adviser may also allocate the Fund’s assets among cash and short term investments. The term “tactical” is used to indicate that the portion of the Fund’s assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. If the Fund invests in affiliated closed-end funds, the Fund will only do so in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser may also be required to waive certain fees in the event the Fund invests in affiliated closed-end funds.

The Underlying Funds in which the adviser invests generally focus on a broad range of fixed income strategies or sectors. The Underlying Funds may also invest in convertible securities, preferred securities, high yield securities, dividend strategies, covered call option strategies, real estate, energy, utility and other income-oriented strategies. Fixed income securities include exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. Fixed income securities may also include structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index. The Fund may invest in Underlying Funds that invest in securities rated below B- by Moody’s Investor Services, Inc., (commonly referred to as “junk bonds”) or that are in default. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

The adviser may invest the Tactical Closed-end Fund Income assets, without limitation, in interest rate, index, total return and currency swap agreements. A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another based on a specified principal amount. Swaps are typically used to gain, limit or manage exposure to fluctuations in interest rates, currency exchange rates or potential defaults by credit issuers. The adviser may use the Fund’s own net asset value or the return of closed-end funds as the reference asset in a total return swap. The adviser utilizes a total return swap using the Fund’s return as the reference asset in order for the Fund’s cash positions allocated to the swap to share in similar investment returns as the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities.

Core Fixed Income Strategy

In implementing the Fund’s Core Fixed Income strategy, the sub-adviser allocates that portion of the Fund’s investments to a variety of fixed income instruments. These include securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; global developed credit (such as corporate obligations and foreign hybrid securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. There is no limit to the percentage of the strategy’s assets that may be allocated to any of the above-listed securities. The term “core” is used to indicate that the portion of the Fund’s assets allocated to this strategy will be the Fund’s principal fixed income holdings under normal circumstances.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

The sub-adviser may invest a portion of the assets allocated to the Core Fixed Income strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging markets countries.

The sub-adviser uses a controlled risk approach which includes consideration of:

• security selection within a given sector;

• relative performance of the various market sectors;

• the shape of the yield curve; and

• fluctuations in the overall level of interest rates.

The sub-adviser also utilizes active asset allocation in managing the strategy’s investments and monitors the duration of the securities allocated to the strategy to seek to mitigate the strategy’s exposure to interest rate risk. The sub-adviser intends to seek to construct, under normal circumstances, an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years.

Opportunistic Income Strategy

In implementing the Fund’s Opportunistic Income strategy, the sub-adviser allocates this portion of the Fund’s investments to fixed income instruments and other investments including asset-backed securities; corporate bonds, including high-yield junk bonds; municipal bonds; and Real Estate Investment Trust (“REITs”).

The strategy’s investments may include substantial investments in mortgage-backed securities, including non-agency residential mortgage-backed securities (“RMBS”). These RMBS investments have undergone extreme volatility over the past several years, driven primarily by high default rates and the securities being downgraded to “junk” status. However, the sub-adviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the sub-adviser identifies subsectors within the mortgage sector which offer the highest potential for return. The sub-adviser then applies a qualitative analysis of potential investments looking at factors such as duration, level of delinquencies and default history. Finally, the sub-adviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment’s underlying portfolio of mortgages. Only when a potential investment has passed the sub-adviser’s careful screening will it be added to the strategy’s portfolio.

The sub-adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

The sub-adviser places no limits on the duration of the strategy’s investment portfolio. The term “opportunistic” is used to indicate that the portion of the Fund’s allocated to this strategy will be invested when certain market conditions exist that offer potentially attractive risk adjusted returns.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stocks, preferred stock, shares of closed-end funds, shares of exchange-traded funds and shares of other investment companies. The adviser’s security selection process is described below. The adviser may liquidate positions in order to implement a change in the adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. This may result in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price (or discount/premium to net asset value ratio for closed-end funds) established by the adviser.

In implementing the Fund’s strategy, the adviser allocates that portion of the Fund’s investments among closed-end investment companies (and to a lesser degree in exchange traded funds (“ETFs” and collectively, “Underlying Funds”)) that invest primarily in domestic and international equities (including those issued in emerging markets), equity options and in securities convertible into equity securities and preferred equities. Some closed-end funds may invest in a mix of these and other underlying securities (including fixed income securities) and are referred to as hybrid closed-end funds. The Underlying Funds and the Fund itself may also invest in cash or cash equivalents. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the adviser. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The adviser may also allocate the Fund’s assets among cash and short term investments. The Fund will invest in closed-end funds in an attempt to take advantage of pricing discrepancies in the closed-end fund market. At times the adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser may choose from different types of closed-end funds, including business development companies. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. If the Fund invests in affiliated closed-end funds, the Fund will only do so in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser may also be required to waive certain fees in the event the Fund invests in affiliated closed-end funds.

An ETF is an investment company that seeks to track the performance of a particular market index. These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and those ETFs utilizing leverage to attempt to outperform a stated benchmark. ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost and tax efficient manner. The Fund purchases ETF shares on the secondary market. Unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the Underlying Funds, the Fund’s adviser actively manages the Fund’s portfolio among the Underlying Funds based on its research and analysis of the market and the investment merit of the Underlying Funds themselves.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchase by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (ADRs). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

The Fund may also borrow money in order to pay redemption requests rather than sell securities at an inopportune time.

Under normal market conditions, the Fund invests in a portfolio of common stocks, preferred stocks and options (primarily covered calls, cash covered put options and long puts) on those common and preferred stocks. The option writing aspect of this strategy is also commonly referred to as a “covered call” or a “cash-covered put-write” strategy. The adviser may from time to time buy put options to hedge specific securities or portfolio-level market risk.

A put option gives its holder the right to sell a specific number of shares of a specific security at a specific price (known as the exercise price or strike price) by a certain date. A call option gives its holder the right to buy a specific number of shares of a security at a specific price by a certain date.

The buyer of a call option hopes that the price of the underlying security will rise above the strike price before the option expires. The buyer of the call option wants to buy the security at a strike price below its market value before the option expires, and then sell the security at the market price and pocket the difference. For this to be profitable, the difference between the strike price and market price must be greater than the amount paid for the call option.

The buyer of a put option is betting that the price of the security will fall before the option expires. The buyer makes a profit by buying the underlying security on the open market at a price below the strike price and then exercising the option, which forces the writer of the put to buy the security at the strike price from the holder of the put option. Meanwhile, the writer of the put option is hoping that the underlying security price rises, remains the same, or falls by less than the price of the put option.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”). A non-diversified fund, compared to a diversified fund, may invest a greater percentage of its assets in a particular issuer. Accordingly, a non-diversified fund may be more susceptible to price fluctuations because of its limited number of investments.

The Fund’s common and preferred stock holdings will principally consist of highly liquid, large-capitalization stocks of U.S. issuers (similar to those included in the Standard & Poor’s 500 Index), although the Fund may also invest, without limitation, in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), although it is anticipated that foreign investments will be a small portion of the Fund’s total investments. Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. While the Fund will invest principally in large-capitalization companies (defined by the adviser as those companies with a market capitalization in excess of $4 billon), the Fund may also invest up to 20% of its assets in stocks of mid-capitalization companies (defined by the adviser as those companies with a market capitalization between $1 billion and $4 billion). Unlike some other options-based mutual funds, however, the criteria used to determine if a company stock is suitable for investment is not based exclusively on the company’s fundamentals, but rather on the investment opportunity offered by the options trading on the company’s stock.

The Fund may also invest in, and trade options on, exchange traded funds (ETFs) that represent broad-based domestic indices. The adviser will not use leverage when purchasing investments for the portfolio.

The Fund’s portfolio manager has developed a proprietary screening process for identifying investment opportunities present in the U.S. listed options market. This screening process involves an analysis of the investment opportunities as measured on a macro (“top down”) and a micro (“bottom up”) basis. Using this data, the portfolio manager then makes tactical investments by trading the equity security and immediately trading the option(s) the portfolio manager has identified as having the potential for providing return to the Fund.

Because investment decisions are based primarily on the opportunity in the options markets, not primarily based on the opportunities presented by the underlying stocks themselves, investments will be made with only secondary consideration to the investment performance, dividend paying record or earnings of the underlying stocks. Upon exercise or expiration of the Fund’s options holdings, the adviser may determine to immediately write another options contract on the underlying equity security, sell the underlying equity security concurrent with the disposal of the option, or in very limited circumstances, hold the underlying equity security until, in the opinion of the adviser, a better opportunity to sell or write an options contract on the underlying equity security occurs.

The portfolio manager may determine that the investment opportunities are limited in duration and will likely actively trade the Fund’s holdings. Also, certain options are not favorably treated under the U.S. tax code. This active trading and tax treatment may result in much of the gains in the Fund being classified as short-term capital gains and may be taxed at a higher rate than long-term capital gains.

The Fund is a diversified series of RiverNorth Funds. The Fund's adviser allocates the Fund's assets among three principal strategies: a Tactical Closed-End Fund strategy, a High Yield strategy and a Senior Loan strategy. The amount allocated to each of the principal strategies may change depending on the adviser's assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The adviser determines which portion of the Fund's assets are allocated to each strategy, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund's assets to each of the three strategies at any given time. The adviser manages the Tactical Closed-End Fund strategy. The sub-adviser manages the High Yield and Senior Loan strategies.

Under normal circumstances, the Fund will invest at least 80% of its assets in income-producing securities and instruments including, but not limited to, corporate bonds (including high-yield, below investment grade bonds, which are sometimes referred to as “junk bonds”), government-issued bonds, convertible bonds, preferred stocks, senior loans (which the Fund defines as a type of security for purposes of this prospectus), and shares of closed-end funds, exchange-traded funds (ETFs) and other investment companies that invest principally in fixed income securities. The Fund may also invest in unregistered (Rule 144A) securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser's and sub-adviser's security selection processes are described below. The adviser or sub-adviser may liquidate positions in order to implement a change in the adviser's overall asset allocation or to generate cash to invest in more attractive opportunities. A portion of the Fund may also be actively managed resulting in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the adviser or sub-adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the adviser or sub-adviser, as applicable. The Fund may borrow money from its custodian or other banks to pay unanticipated redemption requests rather than liquidate portfolio holdings at inopportune times. These borrowings will be temporary and will be made in accordance with the requirements of the 1940 Act.

Tactical Closed-End Fund Strategy

In implementing the Fund's Tactical Closed-End Fund strategy, the adviser allocates that portion of the Fund's investments primarily among closed-end investment companies and ETFs (collectively, "Underlying Funds") that invest in U.S. and foreign equities (including those issued in emerging markets), domestic and international fixed income instruments, options and securities convertible into equity securities and preferred equities. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the adviser. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The term "tactical" is used to indicate that the portion of the Fund's assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market. At times, the adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund's portfolio. This analysis and the adviser's screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund's portfolio.

ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The adviser also may invest directly in the equity and debt securities of U.S. and foreign corporate issuers and U.S. Government securities to gain access to sectors or market segments not represented by other investment companies. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchased by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (ADRs). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

High Yield Bond Strategy

In implementing the Fund’s High Yield Bond strategy, the sub-adviser will employ a research-intensive, long-only strategy to invest primarily in corporate high yield bonds, normally emphasizing issuers in North America and Europe. The strategy will emphasize below-investment grade debt securities, although investment-grade securities also may be acquired. The sub-adviser seeks to add value first and foremost through security selection. Sector allocation also plays an important role in its decision-making process, second only to security selection. The sub-adviser further believes that thoughtful diversification is an effective means of mitigating the impact of credit problems.

The sub-adviser views high yield bond investing as the conscious bearing of credit risk for profit and acts as a prudent lender rather than a securities trader. Its business is lending money to lower-rated, yet creditworthy companies; the buying and selling of securities is simply the means of accomplishing this end. Its investment process is bottom-up, based upon company-specific research. The sub-adviser believes that strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the securities the Fund purchases – not through macro-forecasting – and that the avoidance of defaults is the most reliable source of superior performance.

In selecting securities for the Fund, the sub-adviser places a high priority on managing risk to ensure capital preservation. The sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investments are made if the absolute amount of risk is acceptable, the sub-adviser believes the promised yield generously compensates for the risk and the investment’s relationship between risk and return is, in the sub-adviser’s judgment, among the most attractive relative to the opportunity set.

Typically, the sub-adviser’s decision to sell a security is fundamentally based, relating to its price and the assessment of its risk. In general, the sub-adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the security price, the price of the security has significantly appreciated, lowering its yield, or another security is available that offers a better risk/reward tradeoff. If a bond held by the Fund goes into default, the Fund may continue to hold the defaulted bond if the sub-adviser believes it is in the best interests of the Fund to do so.

Senior Loan Strategy

In implementing the Fund’s Senior Loan strategy, the sub-adviser will employ a research-intensive, long-only strategy to invest in senior loans, normally emphasizing corporate issuers in North America and Europe. The Senior Loan strategy may also include certain high yield bonds where the sub-adviser believes such bonds are appropriate for the Senior Loan strategy. Most of the instruments to be purchased by the Fund for the Senior Loan strategy will pay a variable rate of interest, though certain instruments may carry a fixed rate of interest.

The sub-adviser approaches senior loan investing using the same bottom-up investment process based upon company-specific research that it applies to high yield bond investing. The sub-adviser believes strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the obligations purchased by the Fund. The sub-adviser seeks to add value first and foremost through its selection of senior loans, with sector allocation and diversification also playing important roles in its decision-making process.

The Fund will primarily invest in the middle and upper quality tiers of non-investment grade loans, although investment-grade obligations or lower-quality non-investment grade obligations also may be acquired. The loans in which the Fund may invest will, in most instances, hold the most senior position in the capital structure of the borrower, though the sub-adviser will not be subject to any limit on purchasing loans that have a less senior position in the capital structure if the sub-adviser determines that such loans are consistent with the Fund’s investment strategy. While the loans purchased by the Fund will typically be secured by a first-priority security interest in most tangible and intangible assets of the issuer, they are not required to be and the sub-adviser will not be subject to any limit on purchasing loans with lower-priority security interests or loans whose security interests exclude material assets of the issuer.

The loans in which the Fund will invest typically will be term loans, though the Fund may also invest in other types of loans, including those that are attached to a term loan tranche or otherwise required to be purchased along with the purchase of a term loan tranche. It is anticipated that most of the loans purchased by the Fund will have maturities of five to ten years, though the sub-adviser is not restricted to purchasing loans of any particular maturity. Most of the loans purchased by the Fund will be negotiated and structured by a syndicate of lenders consisting of commercial banks, investment banks, thrift institutions, insurance companies, finance companies or other financial institutions, one or more of which will administer the loan on behalf of all the lenders. The Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. However, the Fund may also purchase participation interests, in which case it will not have any direct relationship with the borrower and will instead rely on the lender or participant that sold the participation interest for enforcement of rights against the borrower and to receive and process payments of interest, principal and other amounts due to the Fund. Term loans generally require very limited, if any, repayment of principal during the term of the loan. As a result, there is typically a large “balloon payment” due at the end of the term that the issuer must either repay out of corporate assets or refinance with new indebtedness.

In selecting senior loans and other obligations for the Fund, the sub-adviser places a high priority on managing risk to ensure capital preservation, including through evaluation of any collateral securing a loan. The sub-adviser uses a proprietary credit scoring matrix to rank potential loan investments in the same manner that it evaluates high yield bonds. Investments are made if the absolute amount of risk is acceptable, the sub-adviser believes the expected yield generously compensates for the risk and the investment’s relationship between risk and return is, in the sub-adviser’s judgment, among the most attractive relative to the opportunity set.

Typically, the sub-adviser’s decision to sell a senior loan or other obligation is fundamentally based, relating to its price and the assessment of its risk. In general, the sub-adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the price of the obligation, the price of the obligation has significantly appreciated, lowering its yield, or another investment opportunity is available that offers a better risk/reward tradeoff.